Income Taxes - Current and Deferred Tax Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Current
Federal	$ 42.9	$ 145.8	$ 142.9
Foreign	39.7	46.8	9.8
State	7.4	25.8	35.0
Total current and deferred tax provision (benefit)	90.0	218.4	187.7
Deferred
Federal	56.4	(52.0)	10.5
Foreign	7.4	2.2	13.8
State	14.2	(2.5)	(2.8)
Total current and deferred tax provision (benefit)	$ 78.0	$ (52.3)	$ 21.5